Subsidiaries - Summarized Financial Information of the Group's Principal Subsidiaries with Significant Non-controlling Interests (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [Line Items]
Current assets	¥ 466,913	¥ 438,241
Non-current assets	2,265,997	2,002,636
Current liabilities	661,419	596,430
Non-current liabilities	627,186	435,556
REVENUE	2,516,810	2,374,934	¥ 2,032,298
Total comprehensive income	75,945	71,332	38,030
Profit attributable to non-controlling interests	21,333	20,944	15,858
Net cash inflow from operating activities	359,610	353,256	368,729
Net cash (outflow) / inflow from investing activities	(332,948)	(267,812)	(243,790)
Net cash (outflow) / inflow from financing activities	(27,276)	(125,703)	(96,746)
Effect of foreign exchange rate changes on cash and cash equivalents	1,069	2,513	(3,551)
Net (decrease) / increase in cash and cash equivalents	455	(37,746)	24,642
Cash and cash equivalents at beginning of the year	85,954	123,700	99,058
Cash and cash equivalents at end of the year	¥ 86,409	¥ 85,954	123,700
CNPC Exploration and Development Company Limited [member]
Disclosure of subsidiaries [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Current assets	¥ 20,604	¥ 21,463
Non-current assets	186,792	166,155
Current liabilities	18,911	14,525
Non-current liabilities	25,326	25,967
Net assets	163,159	147,126
REVENUE	47,096	45,618	37,304
Profit from continuing operations	14,126	15,563	3,696
Total comprehensive income	17,879	17,577	(1,050)
Profit attributable to non-controlling interests	8,274	8,844	2,390
Dividends paid to non-controlling interests	1,923	2,038	1,420
Net cash inflow from operating activities	17,780	22,467	18,545
Net cash (outflow) / inflow from investing activities	(17,306)	(33,466)	(12,304)
Net cash (outflow) / inflow from financing activities	(1,118)	7,865	(4,296)
Effect of foreign exchange rate changes on cash and cash equivalents	220	(1,350)	(2,183)
Net (decrease) / increase in cash and cash equivalents	(424)	(4,484)	(238)
Cash and cash equivalents at beginning of the year	13,498	17,982	18,220
Cash and cash equivalents at end of the year	¥ 13,074	¥ 13,498	17,982
PetroChina Pipelines Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Percentage ownership interest (%)	72.26%	72.26%
Current assets	¥ 4,306	¥ 4,604
Non-current assets	228,623	224,163
Current liabilities	7,631	7,531
Non-current liabilities	9,616	6,095
Net assets	215,682	215,141
REVENUE	43,463	43,062	43,627
Profit from continuing operations	18,911	19,436	17,891
Total comprehensive income	18,911	19,436	17,891
Profit attributable to non-controlling interests	5,246	5,392	4,963
Dividends paid to non-controlling interests	4,852	7,174	3,569
Net cash inflow from operating activities	30,058	29,701	31,160
Net cash (outflow) / inflow from investing activities	(10,764)	(2,701)	2,869
Net cash (outflow) / inflow from financing activities	(18,910)	(25,919)	(36,190)
Effect of foreign exchange rate changes on cash and cash equivalents	0
Net (decrease) / increase in cash and cash equivalents	384	1,081	(2,161)
Cash and cash equivalents at beginning of the year	1,229	148	2,309
Cash and cash equivalents at end of the year	¥ 1,613	¥ 1,229	¥ 148